Analysis of operating revenues and segmental analysis - Geographical information (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	€ 15,544.3	€ 13,948.5	€ 13,443.8
ITALY
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	3,360.7	2,969.4	2,853.3
SPAIN
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	2,698.8	2,476.5	2,416.2
UNITED KINGDOM
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	2,272.9	2,044.6	2,031.0
IRELAND
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	896.6	757.4	791.0
Other
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	€ 6,315.3	€ 5,700.6	€ 5,352.3